OPERATING LEASES - Schedule of Future Minimum Operating Lease Revenue Receipts (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 21,514
2024	0
2025	0
2026	0
2027 and thereafter	0
Total	$ 21,514